Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit risk [member] | Derivatives [member]
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 0	£ 256
Changes in fair value during the year ended	0	1
Cumulative changes in fair value from inception	0	(12)
Loans and advances [member]
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	5,267	11,037
Changes in fair value during the year ended	(4)	10
Cumulative changes in fair value from inception	£ (35)	£ 2